Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination [Line Items]
Summary of the Fair Value of Assets Acquired and Liabilities Assumed
The following table provides the allocation of the purchase price to major classes of assets and liabilities assumed in USD as of the acquisition date, translated at the exchange rate on the acquisition date. The goodwill reflected below increased by £0.6 million ($0.8 million) from December 31, 2025, which resulted from working capital measurement period adjustments.

(in millions)	British pounds	Exchange rate at acquisition date	USD
Cash consideration paid, including £0.2 million cash acquired	£3.5	1.3446	$4.7
Contingent consideration(a)	1.6	1.3446	2.2

Total consideration	5.1		6.9
Identified intangible assets acquired	1.9	1.3446	2.6

Goodwill acquired	£3.2		$4.3

(a).	The contingent consideration consists of deferred payments by the Company to the acquiree’s prior equity holders for three years, contingent on meeting specific earnings and operational targets.

Summary of Net Impact of Drillform Acquisition on the Income Statement
The following table provides the allocation of the purchase price to major classes of assets and liabilities assumed in USD as of the acquisition date, translated at the exchange rate on the acquisition date. The goodwill reflected below increased by £0.6 million ($0.8 million) from December 31, 2025, which resulted from working capital measurement period adjustments.

(in millions)	British pounds	Exchange rate at acquisition date	USD
Cash consideration paid, including £0.2 million cash acquired	£3.5	1.3446	$4.7
Contingent consideration(a)	1.6	1.3446	2.2

Total consideration	5.1		6.9
Identified intangible assets acquired	1.9	1.3446	2.6

Goodwill acquired	£3.2		$4.3

(a).	The contingent consideration consists of deferred payments by the Company to the acquiree’s prior equity holders for three years, contingent on meeting specific earnings and operational targets.

HMH Holding BV And Subsidiaries [Member]
Business Combination [Line Items]
Summary of the Fair Value of Assets Acquired and Liabilities Assumed
Since the date of acquisition, following is the net impact of the Drillform acquisition on the Company’s consolidated statement of income for the year ended December 31, 2024:

Revenues	$7,906
Net income	(2,760)

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Assets
Cash and cash equivalents	$1,377
Accounts receivable	836
Inventory	3,043
Prepaid expenses and other current assets	110

Total current assets	5,366
Property and equipment	439
Intangible assets	11,000

Total assets	$16,805

Liabilities and equity
Current liabilities
Customer deposits	3,885
Accounts payable	1,307
Warranty liability	2,432
Deferred tax liability	477

Total current liabilities	8,101
Total debt and leases	2
Contingent consideration	3,700

Total liabilities	$11,803

Equity consideration	$21,000
Goodwill	$15,998

Schedule of the Fair Value of Acquired Identifiable Intangible Assets
The following table summarizes the fair value of acquired identifiable intangible assets as of the date of acquisition:

Developed technology(1)	$6,000
Customer relationships(1)	5,000

Total acquired intangible assets	$11,000

(1)	The weighted-average amortization period for developed technology and customer relationships is 5 years and 2 years, respectively.

Summary of Net Impact of Drillform Acquisition on the Income Statement
Since the date of acquisition, following is the net impact of the Drillform acquisition on the Company’s consolidated statement of income for the year ended December 31, 2024:

Revenues	$7,906
Net income	(2,760)

Summary of Supplement of the Company on an Pro Forma Information
Following is the supplemental consolidated financial results of the Company on an unaudited pro forma basis for the year ended December 31, 2024, as if the acquisition had been consummated on January 1, 2024:

Revenues	$849,860
Net income attributable	49,753
Net income per common share—basic and diluted	$248,765